International Theme Parks Impact of Consolidating Balance Sheets of International Theme Parks - Asia International Theme Parks (Details) - USD ($) $ in Millions		Sep. 29, 2018	Sep. 30, 2017
Schedule of Condensed Consolidating Balance Sheets - Asia International Theme Parks [Line Items]
Total assets	[1]	$ 98,598	$ 95,789
Parks, resorts and other property		29,540	28,406
Asia International Theme Parks
Schedule of Condensed Consolidating Balance Sheets - Asia International Theme Parks [Line Items]
Total assets		8,000	8,000
Parks, resorts and other property		7,000	7,000
Total liabilities		$ 2,000	$ 2,000

[1]	Equity method investments included in identifiable assets by segment are as follows: 2018 2017Media Networks$2,430 $2,505Parks, Experiences & Consumer Products1 70Studio Entertainment1 1Direct-to-Consumer & International320 493Corporate16 18 $2,768 $3,087Intangible assets included in identifiable assets by segment are as follows: 2018 2017Media Networks$1,546 $1,547Parks, Experiences & Consumer Products3,167 3,277Studio Entertainment1,479 1,543Direct-to-Consumer & International490 498Corporate130 130 $6,812 $6,995